Auditor's Fees and Services (Tables)	12 Months Ended
Dec. 31, 2020
Auditors Fees And Services
Schedule of Auditor's Fees and Services

The total fee invoiced by the auditor Warth & Klein Grant Thornton AG for the 2020 financial years consist of:

in EUR thousands	2020	2019	2018
Auditing services	530	571	580
[of which for the previous year]	[54]	[102]	[221]
Other audit services	-	-	85
	530	571	665